Consolidated Statements of Operations and Comprehensive Loss - USD ($)		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
OPERATING EXPENSES:
Selling and marketing		$ 6,486	$ 8,014	$ 125,427
General and administrative (including share-based compensation of $3.22 million, $0.20 million and $0.48 million for the years ended June 30, 2026, 2025 and 2024 respectively)		10,418,348	2,813,682	3,545,066
Research and development (including share-based compensation of $2.42 thousand and $0.04 million, reversal of share-based compensation of $0.03 million for the years ended June 30, 2026, 2025 and 2024 respectively)		1,299,627	948,289	1,066,233
Total operating expenses		11,724,461	3,769,985	4,736,726
LOSS FROM OPERATIONS		(11,724,461)	(3,769,985)	(4,736,726)
OTHER INCOME, NET		22,520	185,772	373,505
LOSS BEFORE INCOME TAXES		(11,701,941)	(3,584,213)	(4,363,221)
PROVISION FOR INCOME TAXES
NET LOSS		(11,701,941)	(3,584,213)	(4,363,221)
NET LOSS ATTRIBUTABLE TO:
Shareholders of the Company		(11,701,941)	(3,584,213)	(4,301,837)
Non-controlling interest				(61,384)
Net loss		(11,701,941)	(3,584,213)	(4,363,221)
OTHER COMPREHENSIVE LOSS
Foreign currency translation adjustment		19,524	(19,020)	40,892
COMPREHENSIVE LOSS		(11,682,417)	(3,603,233)	(4,322,329)
NET COMPREHENSIVE LOSS ATTRIBUTABLE TO:
Shareholders of the Company		(11,682,417)	(3,603,233)	(4,260,945)
Non-controlling interest				(61,384)
COMPREHENSIVE LOSS		$ (11,682,417)	$ (3,603,233)	$ (4,322,329)
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
Basic (in Shares)	[1]	494,603,400	494,488,908	494,488,908
Diluted (in Shares)	[1]	494,603,400	494,488,908	494,488,908
LOSS PER SHARE
Basic (in Dollars per share)	[1]	$ (2.37)	$ (0.72)	$ (0.87)
Diluted (in Dollars per share)	[1]	$ (2.37)	$ (0.72)	$ (0.87)

[1]	Giving retroactive effect to the 38-for-1 share split effected on June 13, 2025.